LOSS PER ORDINARY SHARE - Basic (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic
Loss (U.S. dollars in thousands)	$ 38,820	$ 45,544	$ 29,370
Weighted average number of ordinary shares outstanding during the period (in thousands)	231,204	176,579	128,514
Basic loss per share (U.S. dollars)	$ 0.17	$ 0.26	$ 0.23